Financial risk management activities - Fair value of financial instruments (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure of detailed information about financial instruments [abstract]
Carrying amount	$ 1,929	$ 1,931	$ 2,728
Fair value	$ 2,085	$ 2,131	$ 2,826